SCHEDULE OF INVESTMENTS

Global Growth (in thousands)	MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Brazil
Consumer Discretionary – 0.3%
Magazine Luiza S.A.	41	$312

Financials – 0.4%
Banco do Brasil S.A.	62	328
XP, Inc., Class A(A)	5	97

		425

Total Brazil - 0.7%		$737

Canada
Consumer Staples – 2.5%
Alimentation Couche-Tard, Inc., Class B	120	2,822

Energy – 0.8%
Canadian Natural Resources Ltd.	71	959

Total Canada - 3.3%		$3,781

China
Communication Services – 3.4%
Baidu.com, Inc. ADR(A)	22	2,205
Tencent Holdings Ltd.	34	1,676

		3,881

Consumer Discretionary – 2.0%
Alibaba Group Holding Ltd. ADR(A)	12	2,258

Financials – 2.8%
Ping An Insurance (Group) Co. of China Ltd., H Shares	320	3,125

Total China - 8.2%		$9,264

France
Communication Services – 1.7%
Ubisoft Entertainment S.A.(A)	27	1,958

Consumer Discretionary – 0.6%
LVMH Moet Hennessy - Louis Vuitton	2	715

Energy – 0.6%
Total S.A. ADR	19	712

Industrials – 4.7%
Airbus SE	50	3,210
Schneider Electric S.A.	26	2,205

		5,415

Total France - 7.6%		$8,800

Germany
Financials – 1.4%
Deutsche Boerse AG	12	1,616

Information Technology – 2.1%
Infineon Technologies AG	164	2,373

Total Germany - 3.5%		$3,989

Hong Kong
Consumer Discretionary – 0.9%
Galaxy Entertainment Group	190	1,001

Financials – 1.4%
AIA Group Ltd.	179	1,601

Total Hong Kong - 2.3%		$2,602

India
Energy – 1.5%
Reliance Industries Ltd.	118	1,722

Financials – 1.0%
HDFC Bank Ltd.	97	1,108

Total India - 2.5%		$2,830

Italy
Consumer Discretionary – 3.0%
Ferrari N.V.	23	3,469

Total Italy - 3.0%		$3,469

Japan
Industrials – 2.6%
Daikin Industries Ltd.	7	881
Recruit Holdings Co. Ltd.	79	2,051

		2,932

Total Japan - 2.6%		$2,932

Netherlands
Health Care – 1.9%
Koninklijke Philips Electronics N.V., Ordinary Shares	53	2,170

Total Netherlands - 1.9%		$2,170

Switzerland
Consumer Staples – 1.2%
Nestle S.A., Registered Shares	14	1,405

Health Care – 1.0%
Alcon, Inc.(A)	23	1,203

Industrials – 1.1%
Ferguson plc	20	1,242

Total Switzerland - 3.3%		$3,850

Taiwan
Information Technology – 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	36	1,723

Total Taiwan - 1.5%		$1,723

United Kingdom
Consumer Staples – 1.0%
Diageo plc	38	1,197

Financials – 1.8%
Prudential plc	166	2,077

Health Care – 1.9%
AstraZeneca plc	16	1,451
AstraZeneca plc ADR	16	701

		2,152

Total United Kingdom - 4.7%		$5,426

United States
Communication Services – 2.1%
Facebook, Inc., Class A(A)	14	2,357

Consumer Discretionary – 7.8%
Amazon.com, Inc.(A)	4	6,943
Dollar General Corp.	5	740
Home Depot, Inc. (The)	6	1,191

		8,874

Energy – 0.3%
ConocoPhillips	10	293

Financials – 3.0%
Citigroup, Inc.	13	555
CME Group, Inc.	6	1,047
Goldman Sachs Group, Inc. (The)	7	1,080
Morgan Stanley	24	804

		3,486

Health Care – 9.7%
Abbott Laboratories	35	2,724
HCA Holdings, Inc.	13	1,150
Johnson & Johnson	26	3,346
Thermo Fisher Scientific, Inc.	13	3,828

		11,048

Industrials – 3.5%
Eaton Corp.	22	1,671
Northrop Grumman Corp.	8	2,276

		3,947

Information Technology – 24.7%
Adobe, Inc.(A)	9	3,007
Ambarella, Inc.(A)	36	1,724
Apple, Inc.	4	1,137
Autodesk, Inc.(A)	9	1,418
Cisco Systems, Inc.	45	1,774
Fidelity National Information Services, Inc.	19	2,343
Garter, Inc., Class A(A)	10	1,033
MasterCard, Inc., Class A	9	2,220
Microsoft Corp.	40	6,288
PayPal, Inc.(A)	24	2,302
VeriSign, Inc.(A)	7	1,330
Visa, Inc., Class A	22	3,583

		28,159

Total United States - 51.1%		$58,164

TOTAL COMMON STOCKS – 96.2%		$109,737

(Cost: $100,391)

SHORT-TERM SECURITIES

Money Market Funds(B) – 3.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.310%	3,900	3,900

TOTAL SHORT-TERM SECURITIES – 3.4%		$3,900

(Cost: $3,900)

TOTAL INVESTMENT SECURITIES – 99.6%		$113,637

(Cost: $104,291)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		433

NET ASSETS – 100.0%		$114,070

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at March 31, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$4,562	$3,634	$—
Consumer Discretionary	11,444	5,185	—
Consumer Staples	2,822	2,602	—
Energy	1,964	1,722	—
Financials	3,911	9,527	—
Health Care	11,749	4,824	—
Industrials	3,947	9,589	—
Information Technology	29,882	2,373	—

Total Common Stocks	$70,281	$39,456	$—
Short-Term Securities	3,900	—	—

Total	$74,181	$39,456	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at March 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$104,291

Gross unrealized appreciation	19,792
Gross unrealized depreciation	(10,446)

Net unrealized appreciation	$9,346